MHM, March 31, 2008

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

PUTNAM EUROPE EQUITY FUND

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

To: Director of Kanto Local Finance Bureau

Filing Date: March 31, 2008

Name of the Registrant Company:	PUTNAM EUROPE EQUITY FUND

Name and Official Title of Representative	Charles E. Porter
of Trustees:	Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Name of the Fund Making Public Offering or Sale of Foreign Investment Fund Securities:
PUTNAM EUROPE EQUITY FUND

Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:
Up to1,714 million U.S. dollars (JPY182.4 billion)

Note : U.S. $ amount is translated into Japanese Yen at the rate of I USD=JPY106.40 , the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2008.

Places where a copy of this Amendment to Securities Registration
Statement is available for Public Inspection

Not applicable.

I. Reason For Filing This Amendment To Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement filed on December 28, 2007 (the "Original SRS,") due to the fact that the Semi-annual Report was filed on March 31, 2008.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

II-1. Amendment due to filing the Semi-annual Report.

The following items in the original SRS are amended to have the same contents as those provided in the following items of the Semi-annual Report:

The ORIGINAL SRS	The Semi-annual Report	The way of
amendment

PART II. INFORMATION
CONCERNING THE FUND

I. DESCRIPTION OF THE FUND
1. NATURE OF THE FUND
(B) Structure of the Fund:
(3) Outline of the Fund	IV. OUTLINE OF THE
MANAGEMENT COMPANY
1. Fund	(1) Amount of Capital Stock
d. Amount of Capital Stock	(1) Fund	Novation
2. Investment Management
Company	(2) Investment Management	Novation
d. Amount of Capital Stock:	Company

5. STATUS OF INVESTMENT	I. STATUS OF INVESTMENT
FUND	PORTFOLIO OF THE FUND
(A) Diversification of Investment	(1) Diversification of Investment	Novation
Portfolio	Portfolio
(C) Results of Past Operations	(2) Results of Past Operations	Novation

PART III. DETAILED
INFORMATION ON THE FUND	II. FINANCIAL CONDITIONS	Addition
OF THE FUND
IV. FINANCIAL CONDITIONS OF
THE FUND	III. RECORD OF SALES AND	Addition
1. Financial Statements	REPURCHASES

V. RECORD OF SALES AND
REPURCHASES

PART IV. SPECIAL
INFORMATION

I. OUTLINE OF THE
MANAGEMENT COMPANY
1. Outline of the Management	IV. OUTLINE OF THE
Company	MANAGEMENT COMPANY
i Fund	(1) Amount of Capital Stock
(1) Amount of Capital Stock	(1) Fund	Novation
ii Investment Management Company
(1) Amount of Capital Stock	(2) Investment Management	Novation
Company
2. Description of Business and Outline	(2) Description of Business and	Novation
of Operation	Conditions of Operation
ii. PUTNAM INVESTMENT	(2)Putnam Investment Management,	Novation
MANAGEMENT, LLC	LLC ("Investment Management
(INVESTMENT MANAGEMENT	Company")
COMPANY)

The contents of the Semi-annual Report are as follows: [Omitted]

II-2. Other amendments

(Amendments are indicated by underlines.)

PART III. DETAILED INFORMATION ON THE FUND

II. PROCEDURES, ETC.

1. PROCEDURES FOR SUBSCRIPTION (PURCHASES), ETC.:

a. Purchases in the United States

[Before amendment]

- Omitted hereinbefore -

Each share class of the Fund represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure. Only Class M shares are offered in Japan. Here is a summary of Class M shares:

- Initial sales charge of up to 3.25% (sales charges will differ for shares purchased in Japan)

- Lower sales charges available for investments of $50,000 or more

- No deferred sales charge

- Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fees

- Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees

- No conversion to class A shares, so future 12b-1 fees do not decline over time

Initial sales charges for class M shares*

	Sales charge as a percentage of:

Amount of purchase at offering	Net amount	Offering price
price ($)	invested	**

Under 50,000	3.36%	3.25%

50,000 but under 100,000	2.30	2.25

100,000 but under 250,000	1.27	1.25

250,000 but under 500,000	1.01	1.00

500,000 but under 1,000,000	1.01	1.00

1,000,000 and above	NONE	NONE

* Sales charges will differ for shares purchased in Japan

** Offering price includes sales charge.

- Omitted hereinafter -

[After amendment]

- Omitted hereinbefore -

Each share class of the Fund represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure. Only Class M shares are offered in Japan. Here is a summary of Class M shares:

- Initial sales charge of up to 3.50% (sales charges will differ for shares purchased in Japan)

- Lower sales charges available for investments of $50,000 or more

- No deferred sales charge

- Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fees

- Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees

- No conversion to class A shares, so future 12b-1 fees do not decline over time

Initial sales charges for class M shares*

	Sales charge as a percentage of:

Amount of purchase at offering	Net amount	Offering price
price ($)	invested	**

Under 50,000	3.63%	3.50%

50,000 but under 100,000	2.56	2.50

100,000 but under 250,000	1.52	1.50

250,000 but under 500,000	1.01	1.00

500,000 but under 1,000,000	1.01	1.00

1,000,000 and above	NONE	NONE

* Sales charges will differ for shares purchased in Japan

** Offering price includes sales charge.

- Omitted hereinafter -